Offerings - Offering: 1	Aug. 05, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	1,950,000
Proposed Maximum Offering Price per Unit	22.96
Maximum Aggregate Offering Price	$ 44,772,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 6,854.59
Offering Note	(1) Pursuant to Rule 416(a) of the Securities Act of 1933 (the "Securities Act"), as amended, this registration statement also covers an indeterminate number of additional shares of common stock that may become issuable under the plans referenced above by reason of any stock dividend, stock split, recapitalization or other similar transaction. (2) Estimated pursuant to Rule 457 (c) and (h) under the Securities Act solely for purposes of calculating the amount of registration fee, based on the average of the high and low prices per share of the common stock on August 1, 2025, as reported on The Nasdaq Stock Market.